Leases - Supplemental Cash Flow and Other Lease Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Operating cash flows used for operating leases	$ 19.2	$ 18.0
Operating cash flows used for finance leases	0.1	0.1
Financing cash flows used for finance leases	0.8	0.4	$ 0.0
Non-cash ROU assets obtained in exchange for new lease liabilities	26.0	12.9
Non-cash remeasurements reducing lease liabilities	(5.1)	(19.4)
Non-cash remeasurements reducing ROU assets	$ (5.1)	$ (19.4)